S000070653 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares International Developed Small Cap Value Factor ETF | iShares International Developed Small Cap Value Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	5.11%	17.02%	(14.07%)